Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income by Component Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	$ 1,612	$ (3,195)	$ 657
Amount reclassified for net gains included in net income, Pretax	(133)	(159)
Unrealized loss on securities transferred from available-for-sale to held-to-maturity, Pretax		(1,931)
Unrealized holding (loss) gain on available-for-sale securities arising during the period, Tax Effect	651	(1,656)	223
Amount reclassified for net gains included in net income, Tax Effect	(45)	(54)
Beginning balance, After-tax	(1,456)
Other comprehensive income (loss)	1,174	(3,320)	434
Ending balance, After-tax	(282)	(1,456)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Pretax	(2,207)	2,823
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	1,612	(3,195)
Amount reclassified for net gains included in net income, Pretax	(133)	(159)
Unrealized loss on securities transferred from available-for-sale to held-to-maturity, Pretax		(1,931)
Amortization of held-to-maturity discount resulting from transfer, Pretax	301	255
Total other comprehensive (loss) income, Pretax	1,780	(5,030)
Ending balance, Pretax	(427)	(2,207)
Beginning balance, Tax Effect	751	(959)
Unrealized holding (loss) gain on available-for-sale securities arising during the period, Tax Effect	(549)	1,086
Amount reclassified for net gains included in net income, Tax Effect	45	54
Unrealized loss on securities transferred from available-for-sale to held-to-maturity, Tax Effect		657
Amortization of held-to-maturity discount resulting from transfer, Tax Effect	(102)	(87)
Total other comprehensive (loss) income, Tax Effect	(606)	1,710
Ending balance, Tax Effect	145	751
Beginning balance, After-tax	(1,456)	1,864
Unrealized holding (loss) gain on available-for-sale securities arising during the period, After-tax	1,063	(2,109)
Amount reclassified for net gains included in net income, After-tax	(88)	(105)
Unrealized loss on securities transferred from Available-for-Sale to Held-to-Maturity, After-tax		(1,274)
Amortization of Held-to-Maturity discount resulting from transfer, After-tax	199	168
Other comprehensive income (loss)	1,174	(3,320)
Ending balance, After-tax	$ (282)	$ (1,456)